SEGMENT - Consolidated balance sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Goodwill	$ 1,835,000	$ 0	$ 0
Other intangible assets	1,941,000
Total intangible assets	3,776,000
Tangible fixed assets
Land and buildings	3,814,000	4,824,000	7,098,000
Vessels and capitalized dry-docking	1,855,903,000	1,937,791,000	1,722,465,000
Other plant and operating equipment	5,573,000	6,327,000	6,847,000
Total tangible fixed assets	1,865,290,000	1,960,938,000	1,748,434,000
Financial assets
Investments in joint ventures	76,000	1,473,000	1,588,000
Loan receivables	4,570,000	4,617,000	4,617,000
Deferred tax asset	555,000	651,000	344,000
Other investments	197,000	1,000	1,000
Total financial assets	5,398,000	6,742,000	6,550,000
Total non-current assets	1,874,464,000	1,967,680,000	1,754,984,000
CURRENT ASSETS
Inventories	72,033,000	48,812,000	22,459,000
Trade receivables	259,479,000	83,968,000	58,574,000
Other receivables	74,026,000	39,966,000	24,881,000
Prepayments	10,371,000	5,624,000	2,181,000
Cash and cash equivalents incl. restricted cash	323,803,000	171,733,000	135,564,000
Total current assets	739,712,000	363,319,000	243,659,000
TOTAL ASSETS	2,614,176,000	2,330,999,000	1,998,643,000
EQUITY AND LIABILITIES
Total equity	1,503,674,000	1,052,180,000	1,017,469,000	$ 1,007,687,000
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45,176,000	45,176,000	44,923,000
Deferred tax liability	6,082,000
Borrowings	849,818,000	926,450,000	739,543,000
Other non-current liabilities	3,038,000
Total non-current liabilities	904,114,000	971,626,000	784,466,000
CURRENT LIABILITIES
Borrowings	117,107,000	208,951,000	102,858,000
Trade payables	48,502,000	35,332,000	14,350,000
Current tax liabilities	1,953,000	929,000	1,418,000
Other liabilities	31,141,000	43,681,000	59,782,000
Provisions	6,800,000	18,300,000	18,300,000
Deferred income	885,000
Total current liabilities	206,388,000	307,193,000	196,708,000
Total liabilities	1,110,502,000	1,278,819,000	981,174,000
TOTAL EQUITY AND LIABILITIES	2,614,176,000	$ 2,330,999,000	$ 1,998,643,000
Operating segment
EQUITY AND LIABILITIES
Total equity	1,503,700,000
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45,200,000
Deferred tax liability	6,100,000
Borrowings	849,800,000
Other non-current liabilities	3,000,000.0
Total non-current liabilities	904,100,000
CURRENT LIABILITIES
Borrowings	117,100,000
Trade payables	48,500,000
Current tax liabilities	2,000,000.0
Other liabilities	31,100,000
Provisions	6,800,000
Deferred income	900,000
Total current liabilities	206,400,000
Total liabilities	1,110,500,000
TOTAL EQUITY AND LIABILITIES	2,614,200,000
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	127,700,000
Operating segment | Goodwill
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,800,000
Operating segment | Other intangible assets
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,800,000
Operating segment | Land and buildings
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,400,000
Operating segment | Vessels and capitalized dry docking
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	77,200,000
Operating segment | Prepayments on vessels
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	43,100,000
Operating segment | Other plant and operating equipment
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	2,400,000
Operating segment | Tanker
Intangible assets
Other intangible assets	700,000
Total intangible assets	700,000
Tangible fixed assets
Land and buildings	2,800,000
Vessels and capitalized dry-docking	1,863,400,000
Other plant and operating equipment	4,100,000
Total tangible fixed assets	1,870,300,000
Financial assets
Investments in joint ventures	100,000
Loan receivables	4,600,000
Deferred tax asset	500,000
Other investments	200,000
Total financial assets	5,400,000
Total non-current assets	1,876,400,000
CURRENT ASSETS
Inventories	61,100,000
Trade receivables	255,700,000
Other receivables	72,700,000
Prepayments	9,700,000
Cash and cash equivalents incl. restricted cash	321,400,000
Total current assets	720,600,000
TOTAL ASSETS	2,597,000,000.0
EQUITY AND LIABILITIES
Total equity	1,498,000,000.0
NON-CURRENT LIABILITIES
Non-current tax liability related to held over gains	45,200,000
Deferred tax liability	5,800,000
Borrowings	844,600,000
Other non-current liabilities	2,200,000
Total non-current liabilities	897,800,000
CURRENT LIABILITIES
Borrowings	115,700,000
Trade payables	46,400,000
Current tax liabilities	1,600,000
Other liabilities	31,000,000.0
Provisions	6,500,000
Total current liabilities	201,200,000
Total liabilities	1,099,000,000.0
TOTAL EQUITY AND LIABILITIES	2,597,000,000.0
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	129,500,000
Operating segment | Tanker | Other intangible assets
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	600,000
Operating segment | Tanker | Land and buildings
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	300,000
Operating segment | Tanker | Vessels and capitalized dry docking
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	84,700,000
Operating segment | Tanker | Prepayments on vessels
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	43,100,000
Operating segment | Tanker | Other plant and operating equipment
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	800,000
Operating segment | Marine Exhaust
Intangible assets
Goodwill	1,800,000
Other intangible assets	1,300,000
Total intangible assets	3,100,000
Tangible fixed assets
Land and buildings	1,000,000.0
Other plant and operating equipment	1,500,000
Total tangible fixed assets	2,500,000
Financial assets
Total non-current assets	5,600,000
CURRENT ASSETS
Inventories	11,000,000.0
Trade receivables	4,200,000
Other receivables	1,300,000
Prepayments	700,000
Cash and cash equivalents incl. restricted cash	2,400,000
Total current assets	19,600,000
TOTAL ASSETS	25,200,000
EQUITY AND LIABILITIES
Total equity	6,200,000
NON-CURRENT LIABILITIES
Deferred tax liability	300,000
Borrowings	5,200,000
Other non-current liabilities	800,000
Total non-current liabilities	6,300,000
CURRENT LIABILITIES
Borrowings	1,300,000
Trade payables	3,500,000
Current tax liabilities	400,000
Other liabilities	300,000
Provisions	300,000
Deferred income	6,800,000
Total current liabilities	12,700,000
Total liabilities	19,000,000.0
TOTAL EQUITY AND LIABILITIES	25,200,000
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	5,700,000
Operating segment | Marine Exhaust | Goodwill
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,800,000
Operating segment | Marine Exhaust | Other intangible assets
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,200,000
Operating segment | Marine Exhaust | Land and buildings
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,100,000
Operating segment | Marine Exhaust | Other plant and operating equipment
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	1,600,000
Intersegment elimination
Tangible fixed assets
Vessels and capitalized dry-docking	(7,500,000)
Total tangible fixed assets	(7,500,000)
Financial assets
Total non-current assets	(7,500,000)
CURRENT ASSETS
Inventories	(100,000)
Trade receivables	(400,000)
Total current assets	(500,000)
TOTAL ASSETS	(8,000,000.0)
EQUITY AND LIABILITIES
Total equity	(500,000)
CURRENT LIABILITIES
Trade payables	(1,400,000)
Other liabilities	(200,000)
Deferred income	(5,900,000)
Total current liabilities	(7,500,000)
Total liabilities	(7,500,000)
TOTAL EQUITY AND LIABILITIES	(8,000,000.0)
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	(7,500,000)
Intersegment elimination | Vessels and capitalized dry docking
Additions To Noncurrent Assets [Abstract]
Total non-current asset additions	$ (7,500,000)